Fees and Expenses - Rule One Fund	Jan. 07, 2026
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
	Founders Class Shares	Investor Class Shares
Shareholder Fees (fees paid directly from your investment)	None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.70%	1.70%

Distribution (12b-1) and Service Fees	0.00%	0.25%

Other Expenses
Shareholder Services Plan	0.00%	0.08%
Interest Expense	0.36%	0.36%
Other Expenses	0.30%	0.30%
Total Other Expenses	0.66%	0.74%

Total Annual Fund Operating Expenses	2.36%	2.69%

Fee Waivers(1)	(0.01%)	(0.09%)

Total Annual Fund Operating Expenses After Fee Waivers	2.35%	2.60%

(1)	Rule One Partners, LLC (the “Adviser”) has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (exclusive of interest, distribution fees pursuant to Rule 12b-1 plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of business) do not exceed 1.99% of the average daily net assets of the Fund’s Founders Class shares and Investor Class shares, until May 1, 2026. World Funds Trust (the “Trust”) and the Adviser may terminate this expense limitation agreement prior to May 1, 2026 only by mutual written consent. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within thirty-six months following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of the example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Founders Class Shares	$238	$735	$1,259	$2,695
Investor Class Shares	$263	$827	$1,417	$3,016

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. For the Fund’s most recent fiscal year ended December 31, 2024, the Fund’s portfolio turnover rate was 70.86% of the average value of its portfolio.

Portfolio Turnover, Rate	70.86%